SHORT-TERM DEBT	12 Months Ended
Dec. 31, 2019
SHORT-TERM DEBT
SHORT-TERM DEBT

8.     SHORT-TERM DEBT

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Short-term bank and other borrowings (i)	8,000	14,000	2,011
Convertible loans (ii)	17,961	24,568	3,529
Total	25,961	38,568	5,540

(i)The short-term borrowings in 2019 consists of an RMB8,000 and an RMB6,000 borrowing that has a fixed interest rate of 11% and 4.35%, respectively and are pledged by certain properties of the Group and Dr. Chris Chang Yu, and guaranteed by Dr. Chris Chang Yu.

(ii)During April to August of 2018, the Group issued convertible loans with an aggregate principal amount of US$2,500 to Jiaxing Zhijun Investment Management Co., Ltd. (“Zhijun”). The CL is originally due in one year and bears interest of 9% per annum if the conversion feature is not triggered. The CL is ultimately guaranteed by Dr. Chris Chang Yu’s personal assets.

Conversion feature

During the term of the CL, if the Group completes a financing round that raises in aggregate, an amount greater than US$5,000 (or an amount otherwise mutually agreed between the Group and Zhijun), Zhijun may convert the principal amount of the CL into the Group’s ordinary shares at a premium of 25% of the loan principal or at the conversion price based on the agreed Group’s valuation of RMB488,000 after the effectiveness of the second modification of CL on October 30, 2019 as mentioned below.

Modifications of CL

On April 26, 2019, the Group and Zhijun agreed to extend the term of the CL to October 31, 2019. No other terms of the CL were modified. On October 30, 2019 the Group and Zhijun agreed to further extend the term of the CL to April 30, 2020, and the conversion feature has also been changed as mentioned above. In accordance with ASC 470‑50, Debt, as the present value of cash flows under the term of the new debt instrument did not differ by more than 10% from the present value of the remaining cash flows under the term of the original debt instrument, the modification was accounted for prospectively as yield adjustments based on the revised terms.

The Group has elected to recognize the CL at fair value and therefore there was no further evaluation of embedded features for bifurcation. The Group recognized an unrealized loss of RMB784 and RMB5,296 (US$761) in other expense for the years ended December 31, 2018 and 2019, except for the fair value changes related to the Group's own credit risks which are recognized in accumulated other comprehensive loss for the year ended December 31, 2019.